Corporate and Group information - Summary of Subsidiaries (Detail)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Pharvaris Holdings BV [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name		Pharvaris Holdings B.V.
Legal seat		Leiden
Country of incorporation		The Netherlands
% of equity interest		100.00%	100.00%
Pharvaris Netherlands BV [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name		Pharvaris Netherlands B.V
Legal seat		Leiden
Country of incorporation		The Netherlands
% of equity interest		100.00%	100.00%
Pharvaris GmbH [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name		Pharvaris GmbH
Legal seat		Zug
Country of incorporation		Switzerland
% of equity interest		100.00%	100.00%
Pharvaris Inc [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name		Pharvaris, Inc.
Legal seat		Delaware
Country of incorporation		United States of America
% of equity interest		100.00%	100.00%
Pharvaris Pharmaceuticals, Inc.[member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	[1]	Pharvaris Pharmaceuticals, Inc.
Legal seat	[1]	Delaware
Country of incorporation	[1]	United States of America
% of equity interest	[1]	100.00%

[1]	Pharvaris Pharmaceuticals, Inc was incorporated in June 2025